Financial Investors Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

September 26, 2013

Via EDGAR

Ms. Amy Miller

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Financial Investors Trust (the “Registrant”)

Aspen Managed Futures Strategy Fund (the “Fund”)

File Nos. 33-72424, 811-8194

Dear Ms. Miller:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information contained in a supplement dated September 11, 2013, to the prospectus dated August 31, 2013, with respect to the Fund. The purpose of this filing is to submit the 497(e) filing dated September 11, 2013 in XBRL for the Fund.

If you have any questions or further comments, please contact the undersigned at (720) 917-0864.

Very truly yours,

/s/ David T. Buhler

David T. Buhler
Secretary of Financial Investors Trust

cc:	Peter H. Schwartz, Esq., Davis Graham & Stubbs LLP